Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 24,485	$ 161,251	$ 1,602,295
Accounts receivable	838	8,844	8,181
Prepaid expenses and other	33,074	23,479	28,352
Total current assets	58,397	193,574	1,638,828
Property and equipment, net	8,326	7,804	5,157
Other assets:
Deferred offering costs	1,012,106	759,591	25,507
Intellectual property, net	307,552	298,569	241,037
Total other assets	1,319,658	1,058,161	266,544
Total assets	1,386,381	1,259,538	1,910,529
Current liabilities:
Accounts payable and accrued expenses	1,149,008	629,074	285,661
Notes payable - related parties	279,288	201,890	0
Total current liabilities	1,428,296	830,964	285,661
Investment unit	0	0	0
Commitments and contingencies
Stockholders' equity:
Common stock $0.001 par value: 200,000,000 shares authorized; 11,721,584, 11,364,167 and 11,755,004 shares issued and outstanding, respectively	11,755	11,721	11,364
Additional paid-in capital	18,092,682	17,869,205	15,751,699
Accumulated deficit	(18,146,352)	(17,452,352)	(14,138,195)
Total stockholders' equity (deficit)	(41,915)	428,574	1,624,868
Total liabilities and stockholders' equity	$ 1,386,381	$ 1,259,538	$ 1,910,529